497(e)
                                                                         2-30070

EQUI-VEST(R)                            AXA EQUITABLE LIFE INSURANCE COMPANY
Supplement dated May 22, 2006           1290 AVENUE OF THE AMERICAS
to EQUI-VEST(R) Employer-Sponsored      NEW YORK, NEW YORK 10104
Retirement Programs Prospectus Dated May 1, 2006

EQUI-VEST(R) TSA contracts (Series 200)* offered to Employees of certain non-profit organizations within the State of Oregon
--------------------------------------------------------------------------------

This Supplement adds to and modifies certain information contained in the Prospectus or Supplement to Prospectus dated May 1, 2006 ("Prospectus") for the EQUI-VEST(R) Employer-Sponsored Retirement Programs deferred variable annuity contracts issued by AXA Equitable Life Insurance Company ("AXA Equitable").

We offer the EQUI-VEST(R) series 200 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain
Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts are available only when an employer
(i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.

This Supplement describes the material differences between the series 200 contracts described in the Prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of AXA Premier VIP Trust, EQ Advisors Trust, Laudus Variable Insurance Trust and the Class II shares of The Universal Institutional Funds, Inc. (the "Trusts") available under Modified Oregon TSA Contracts include 12b-1 fees among their charges. The series 200 contracts described in the Prospectus include Class IA shares of certain Trusts, which are not subject to 12b-1 fees and are not offered under Modified Oregon TSA Contracts.

This Supplement should be read together with the Prospectus. For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I*, and certificate numbers 11934T* and 92TSAAOR00) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus.)

The first bullet in "Fees and charges" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance - key features" section in the Prospectus has been modified for Oregon TSA Contracts, as follows:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.


*    For in-force contracts, your contract series may be 100


                      FOR USE ONLY IN THE STATE OF OREGON
888-1391 (5/06)                                           Cat. No. 136613 (5/06)
                                                                         x01346

Fee Table
--------------------------------------------------------------------------------

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to "charges and expenses" as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of the amount withdrawn (deducted if you
surrender your contract or make certain withdrawals).(1)                                   0%

The withdrawal charge is waived; therefore all references in the prospectus to "withdrawal charge" or "10% free withdrawal amount"
are deleted in their entirety.

Charge if you elect a Variable Immediate Annuity payout option
(which is described in a separate prospectus for that option).                             $350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk(1)                                                              0.65%
Other expenses(2)                                                                          0.25%
                                                                                           ----
Total Separate Account A annual expenses(3)                                                0.90%

------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Annual administrative charge:                                                              $0

The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or
"administrative charge" are deleted in their entirety.

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract.These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(4)                                                                 0.63%      7.31%

This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Total        Fee         Net Total
                                                                                           Annual      Waivers        Annual
                                                                           Underlying     Expenses      and/or       Expenses
                                                                           Portfolio       Before      Expense        After
                                      Management    12b-1      Other        Fees and      Expense    Reimburse-      Expense
 Portfolio Name                        Fees(5)     Fees(6)   Expenses(7)   Expenses(8)   Limitation    ments(9)    Limitations
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation           0.10%         0.25%     0.19%         0.91%         1.45%        (0.19)%      1.26%
AXA Conservative Allocation         0.10%         0.25%     0.22%         0.58%         1.15%        (0.22)%      0.93%
AXA Conservative-Plus Allocation    0.10%         0.25%     0.19%         0.64%         1.18%        (0.19)%      0.99%
AXA Moderate Allocation             0.10%         0.25%     0.17%         0.71%         1.23%        (0.17)%      1.06%
AXA Moderate-Plus Allocation        0.10%         0.25%     0.17%         0.84%         1.36%        (0.17)%      1.19%
AXA Premier VIP Aggressive Equity   0.60%         0.25%     0.20%           --          1.05%           --        1.05%
AXA Premier VIP Core Bond           0.60%         0.25%     0.18%           --          1.03%        (0.08)%      0.95%
AXA Premier VIP Health Care         1.20%         0.25%     0.28%           --          1.73%         0.00%       1.73%
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                               Management     12b-1      Other
 Portfolio Name                                  Fees(5)     Fees(6)   Expenses(7)
---------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
---------------------------------------------------------------------------------------
AXA Premier VIP High Yield                       0.58%         0.25%     0.18%
AXA Premier VIP International Equity             1.05%         0.25%     0.28%
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%     0.25%
AXA Premier VIP Large Cap Growth                 0.90%         0.25%     0.23%
AXA Premier VIP Large Cap Value                  0.90%         0.25%     0.22%
AXA Premier VIP Mid Cap Growth                   1.10%         0.25%     0.25%
AXA Premier VIP Mid Cap Value                    1.10%         0.25%     0.19%
AXA Premier VIP Technology                       1.20%         0.25%     0.22%
---------------------------------------------------------------------------------------
 AXA Advisors Trust:
---------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%         0.25%     0.13%
EQ/Alliance Growth and Income                    0.56%         0.25%     0.13%
EQ/Alliance Intermediate Government Securities   0.50%         0.25%     0.14%
EQ/Alliance International                        0.72%         0.25%     0.21%
EQ/Alliance Large Cap Growth                     0.90%         0.25%     0.13%
EQ/Alliance Quality Bond                         0.50%         0.25%     0.13%
EQ/Alliance Small Cap Growth                     0.75%         0.25%     0.13%
EQ/Bear Stearns Small Company Growth             1.00%         0.25%     0.20%
EQ/Bernstein Diversified Value                   0.61%         0.25%     0.13%
EQ/Boston Advisors Equity Income                 0.75%         0.25%     0.16%
EQ/Calvert Socially Responsible                  0.65%         0.25%     0.27%
EQ/Capital Guardian Growth                       0.65%         0.25%     0.17%
EQ/Capital Guardian International                0.85%         0.25%     0.23%
EQ/Capital Guardian Research                     0.65%         0.25%     0.13%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%         0.25%     0.24%
EQ/Equity 500 Index                              0.25%         0.25%     0.13%
EQ/Evergreen International Bond                  0.70%         0.25%     6.36%
EQ/Evergreen Omega                               0.65%         0.25%     0.18%
EQ/FI Mid Cap                                    0.69%         0.25%     0.14%
EQ/FI Mid Cap Value                              0.73%         0.25%     0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%         0.25%     0.66%
EQ/GAMCO Small Company Value                     0.79%         0.25%     0.14%
EQ/International Growth                          0.85%         0.25%     0.29%
EQ/Janus Large Cap Growth                        0.90%         0.25%     0.15%
EQ/JPMorgan Core Bond                            0.44%         0.25%     0.13%
EQ/JPMorgan Value Opportunities                  0.60%         0.25%     0.15%
EQ/Lazard Small Cap Value                        0.73%         0.25%     0.14%
EQ/Legg Mason Value Equity                       0.65%         0.25%     3.07%
EQ/Long Term Bond                                0.50%         0.25%     0.18%
EQ/Lord Abbett Growth and Income                 0.65%         0.25%     0.93%
EQ/Lord Abbett Large Cap Core                    0.65%         0.25%     1.32%
EQ/Lord Abbett Mid Cap Value                     0.70%         0.25%     0.40%
EQ/Marsico Focus                                 0.87%         0.25%     0.13%
EQ/Mercury Basic Value Equity                    0.57%         0.25%     0.13%
EQ/Mercury International Value                   0.85%         0.25%     0.23%
EQ/MFS Emerging Growth Companies                 0.65%         0.25%     0.14%
EQ/MFS Investors Trust                           0.60%         0.25%     0.18%
EQ/Money Market                                  0.34%         0.25%     0.13%
EQ/Montag & Caldwell Growth                      0.75%         0.25%     0.16%
EQ/PIMCO Real Return                             0.55%         0.25%     0.24%
EQ/Short Duration Bond                           0.44%         0.25%     0.14%
EQ/Small Company Index                           0.25%         0.25%     0.16%
EQ/TCW Equity                                    0.80%         0.25%     0.16%
EQ/UBS Growth and Income                         0.75%         0.25%     0.19%
EQ/Van Kampen Comstock                           0.65%         0.25%     0.39%
EQ/Van Kampen Emerging Markets Equity            1.15%         0.25%     0.48%
EQ/Van Kampen Mid Cap Growth                     0.70%         0.25%     0.83%
---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                  Total         Fee       Net Total
                                                                  Annual      Waivers      Annual
                                                   Underlying    Expenses      and/or      Expenses
                                                   Portfolio      Before       Expense      After
                                                    Fees and      Expense    Reimburse-    Expense
 Portfolio Name                                   Expenses(8)   Limitation    ments(9)    Limitations
------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                            --       1.01%            --       1.01%
AXA Premier VIP International Equity                  --       1.58%          0.00%      1.58%
AXA Premier VIP Large Cap Core Equity                 --       1.40%         (0.05)%     1.35%
AXA Premier VIP Large Cap Growth                      --       1.38%         (0.03)%     1.35%
AXA Premier VIP Large Cap Value                       --       1.37%         (0.02)%     1.35%
AXA Premier VIP Mid Cap Growth                        --       1.60%          0.00%      1.60%
AXA Premier VIP Mid Cap Value                         --       1.54%          0.00%      1.54%
AXA Premier VIP Technology                            --       1.67%          0.00%      1.67%
------------------------------------------------------------------------------------------------------
 AXA Advisors Trust:
------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                              --       0.85%            --       0.85%
EQ/Alliance Growth and Income                         --       0.94%            --       0.94%
EQ/Alliance Intermediate Government Securities        --       0.89%            --       0.89%
EQ/Alliance International                             --       1.18%         (0.08)%     1.10%
EQ/Alliance Large Cap Growth                          --       1.28%         (0.23)%     1.05%
EQ/Alliance Quality Bond                              --       0.88%            --       0.88%
EQ/Alliance Small Cap Growth                          --       1.13%            --       1.13%
EQ/Bear Stearns Small Company Growth                  --       1.45%         (0.15)%     1.30%
EQ/Bernstein Diversified Value                        --       0.99%         (0.04)%     0.95%
EQ/Boston Advisors Equity Income                      --       1.16%         (0.11)%     1.05%
EQ/Calvert Socially Responsible                       --       1.17%         (0.12)%     1.05%
EQ/Capital Guardian Growth                            --       1.07%         (0.12)%     0.95%
EQ/Capital Guardian International                     --       1.33%         (0.13)%     1.20%
EQ/Capital Guardian Research                          --       1.03%         (0.08)%     0.95%
EQ/Capital Guardian U.S. Equity                       --       1.03%         (0.08)%     0.95%
EQ/Caywood-Scholl High Yield Bond                     --       1.09%         (0.09)%     1.00%
EQ/Equity 500 Index                                   --       0.63%            --       0.63%
EQ/Evergreen International Bond                       --       7.31%         (6.16)%     1.15%
EQ/Evergreen Omega                                    --       1.08%          0.00%      1.08%
EQ/FI Mid Cap                                         --       1.08%         (0.08)%     1.00%
EQ/FI Mid Cap Value                                   --       1.12%         (0.02)%     1.10%
EQ/GAMCO Mergers and Acquisitions                     --       1.81%         (0.36)%     1.45%
EQ/GAMCO Small Company Value                          --       1.18%          0.00%      1.18%
EQ/International Growth                               --       1.39%          0.00%      1.39%
EQ/Janus Large Cap Growth                             --       1.30%         (0.15)%     1.15%
EQ/JPMorgan Core Bond                                 --       0.82%          0.00%      0.82%
EQ/JPMorgan Value Opportunities                       --       1.00%         (0.05)%     0.95%
EQ/Lazard Small Cap Value                             --       1.12%         (0.02)%     1.10%
EQ/Legg Mason Value Equity                            --       3.97%         (2.97)%     1.00%
EQ/Long Term Bond                                     --       0.93%          0.00%      0.93%
EQ/Lord Abbett Growth and Income                      --       1.83%         (0.83)%     1.00%
EQ/Lord Abbett Large Cap Core                         --       2.22%         (1.22)%     1.00%
EQ/Lord Abbett Mid Cap Value                          --       1.35%         (0.30)%     1.05%
EQ/Marsico Focus                                      --       1.25%         (0.10)%     1.15%
EQ/Mercury Basic Value Equity                         --       0.95%          0.00%      0.95%
EQ/Mercury International Value                        --       1.33%         (0.08)%     1.25%
EQ/MFS Emerging Growth Companies                      --       1.04%            --       1.04%
EQ/MFS Investors Trust                                --       1.03%         (0.08)%     0.95%
EQ/Money Market                                       --       0.72%            --       0.72%
EQ/Montag & Caldwell Growth                           --       1.16%         (0.01)%     1.15%
EQ/PIMCO Real Return                                  --       1.04%         (0.14)%     0.90%
EQ/Short Duration Bond                                --       0.83%          0.00%      0.83%
EQ/Small Company Index                                --       0.66%          0.00%      0.66%
EQ/TCW Equity                                         --       1.21%         (0.06)%     1.15%
EQ/UBS Growth and Income                              --       1.19%         (0.14)%     1.05%
EQ/Van Kampen Comstock                                --       1.29%         (0.29)%     1.00%
EQ/Van Kampen Emerging Markets Equity                 --       1.88%         (0.08)%     1.80%
EQ/Van Kampen Mid Cap Growth                          --       1.78%         (0.73)%     1.05%
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                               Management     12b-1       Other
 Portfolio Name                                 Fees(5)      Fees(6)    Expenses(7)
-----------------------------------------------------------------------------------
 AXA Advisors Trust:
-----------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap              0.85%         0.25%     2.28%
-----------------------------------------------------------------------------------
 Laudus Variable Insurance Trust:
-----------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     1.50%         0.25%     1.48%
-----------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
-----------------------------------------------------------------------------------
U.S. Real Estate - Class II                      0.75%         0.35%     0.28%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                            Total         Fee       Net Total
                                                            Annual      Waivers      Annual
                                             Underlying    Expenses     and/or      Expenses
                                              Portfolio      Before     Expense       After
                                              Fees and      Expense    Reimburse-    Expense
 Portfolio Name                             Expenses(8)   Limitation    ments(9)    Limitations
--------------------------------------------------------------------------------------------------
 AXA Advisors Trust:
--------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap               --         3.38%        (2.08)%      1.30%
--------------------------------------------------------------------------------------------------
 Laudus Variable Insurance Trust:
--------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      --         3.23%        (0.02)%      3.21%
--------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
--------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       --         1.38%        (0.10)%      1.28%
--------------------------------------------------------------------------------------------------

Notes:

(1)  A portion of this charge is for providing the death benefit.

(2) This charge is for financial accounting and other administrative services relating to the contract.

(3) Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts' fees and other expenses) are guaranteed not to exceed a total annual rate of 0.90%.

(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.

(5) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (9) for any expense limitation agreement information.

(6) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.

(8) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been weighted based on the respective investment allocations as of 12/31/05 . A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(9) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the funds' distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Laudus Variable Insurance Trust--Laudus Rosenberg VIT Value Long/Short Equity Fund, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio net expenses, the expenses would be as shown in the table below:

-----------------------------------------------
Portfolio Name:
-----------------------------------------------
AXA Premier VIP Aggressive Equity       0.98%
-----------------------------------------------
AXA Premier VIP Health Care             1.71%
-----------------------------------------------
AXA Premier VIP International Equity    1.54%
-----------------------------------------------
AXA Premier VIP Large Cap Core Equity   1.33%
-----------------------------------------------
AXA Premier VIP Large Cap Growth        1.33%
-----------------------------------------------
AXA Premier VIP Large Cap Value         1.29%
-----------------------------------------------
AXA Premier VIP Mid Cap Growth          1.55%
-----------------------------------------------
AXA Premier VIP Mid Cap Value           1.49%
-----------------------------------------------
AXA Premier VIP Technology              1.61%
-----------------------------------------------
EQ/Alliance Common Stock                0.83%
-----------------------------------------------
EQ/Alliance Growth and Income           0.91%
-----------------------------------------------
EQ/Alliance International               1.09%
-----------------------------------------------
EQ/Alliance Large Cap Growth            1.02%
-----------------------------------------------
EQ/Alliance Small Cap Growth            1.09%
-----------------------------------------------
EQ/Bernstein Diversified Value          0.88%
-----------------------------------------------
EQ/Boston Advisors Equity Income        1.04%
-----------------------------------------------
EQ/Calvert Socially Responsible         1.03%
-----------------------------------------------
EQ/Capital Guardian Growth              0.94%
-----------------------------------------------
EQ/Capital Guardian International       1.18%
-----------------------------------------------
EQ/Capital Guardian Research            0.94%
-----------------------------------------------
EQ/Capital Guardian U.S. Equity         0.94%
-----------------------------------------------
EQ/Evergreen Omega                      0.88%
-----------------------------------------------
EQ/FI Mid Cap                           0.95%
-----------------------------------------------
EQ/FI Mid Cap Value                     1.08%
-----------------------------------------------
EQ/GAMCO Mergers and Acquisitions       1.38%
-----------------------------------------------
EQ/GAMCO Small Company Value            1.17%
-----------------------------------------------
EQ/International Growth                 1.22%
-----------------------------------------------
EQ/Janus Large Cap Growth               1.14%
-----------------------------------------------
EQ/Lazard Small Cap Value               1.01%
-----------------------------------------------
EQ/Legg Mason Value Equity              0.99%
-----------------------------------------------
EQ/Lord Abbett Growth and Income        0.97%
-----------------------------------------------
EQ/Lord Abbett Large Cap Core           0.99%
-----------------------------------------------
EQ/Lord Abbett Mid Cap Value            1.01%
-----------------------------------------------
EQ/Marsico Focus                        1.14%
-----------------------------------------------
EQ/Mercury Basic Value Equity           0.93%
-----------------------------------------------
EQ/MFS Emerging Growth Companies        1.01%
-----------------------------------------------
EQ/MFS Investors Trust                  0.94%
-----------------------------------------------
EQ/Montag & Caldwell Growth             1.12%
-----------------------------------------------
EQ/UBS Growth and Income                1.04%
-----------------------------------------------
EQ/Van Kampen Comstock                  0.99%
-----------------------------------------------
EQ/Van Kampen Emerging Markets Equity   1.78%
-----------------------------------------------
EQ/Van Kampen Mid Cap Growth            1.02%
-----------------------------------------------
EQ/Wells Fargo Montgomery Small Cap     1.12%
-----------------------------------------------

The section entitled "Charges under the contracts" under "Charges and expenses"
section in the prospectus has been modified as follows:

MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

Condensed financial information

The unit values and number of units outstanding shown below, as of December 31, 2005, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%


EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 99.46    $  86.02
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          24
------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 55.54    $  39.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             35          34
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.20
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  79.33
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.17    $  74.22
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  78.42
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  76.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  68.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  79.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  62.27
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  74.03
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                           -------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06     $ 129.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45     $ 109.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33     $ 113.91
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79     $ 110.51     $ 115.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           24           23
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63     $ 126.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3            6
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  53.42     $  59.44     $  63.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              35           35           34
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47     $ 114.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95     $ 118.66
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.15     $  97.08     $  99.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            5
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98     $ 139.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95     $ 112.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.25     $  93.28     $  99.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.20     $ 117.02     $ 124.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.54     $  95.83     $ 102.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            3
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.15     $ 117.75     $ 125.26
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            2
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  56.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.42    $  57.75
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54          51
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $128.51    $ 100.27
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           7
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.06    $ 127.05
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.02    $  67.72
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           8
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.03    $  48.46
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.44    $ 126.38
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $106.88    $  73.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2
------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.39    $  81.63
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.65    $  63.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  54.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  68.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $109.00    $  81.38
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $101.25    $  76.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------
                                                                                                2003        2004        2005
------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  88.87    $  92.46     $ 101.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2            6
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.60    $  96.80     $ 100.06
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             52          53           50
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.60    $ 144.35     $ 150.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8           9           11
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 128.60    $ 129.91     $ 130.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1            2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.72    $ 106.24     $ 121.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9          10           13
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.16    $  63.54     $  72.38
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           1            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.67    $ 133.32     $ 134.77
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.19    $ 116.56     $ 128.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.70     $ 122.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.15    $ 117.09     $ 122.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           2           13
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.08     $ 112.64
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.01    $  83.16     $  89.61
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  67.15    $  70.23     $  73.16
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.25    $ 101.61     $ 117.94
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.04    $ 116.55     $ 122.50
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           2           14
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.77    $ 112.42     $ 118.06
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          --           10
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 104.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 97.75    $  75.18
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           7
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.81    $  57.84
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 85.92    $  69.42
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $111.62    $  94.35
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.18    $  44.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.54
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 96.20    $  77.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.07
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                           ------------------------------------
                                                                                                2003        2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.23     $ 104.03     $ 107.63
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8            7           11
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  97.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.22     $  84.03     $  86.57
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           --            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.80     $ 113.60     $ 119.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            2           15
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.60     $ 145.52     $ 160.54
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            4            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 105.35
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 113.34     $ 117.17
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 115.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  55.28     $  61.44     $  65.32
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            1            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.17     $ 113.65     $ 115.13
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.98     $ 106.56     $ 109.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 155.30     $ 180.23     $ 186.98
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           --            9
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.52
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 100.29
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.30
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 105.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 111.82
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
-------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ------------------------
                                                                                                2001         2002
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.94    $  92.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.84    $ 108.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           2
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.66
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           1
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.46    $  56.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           4
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.75    $  67.12
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.17    $ 103.51
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           1
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  81.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.05    $ 103.54
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                           -------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.75     $ 132.24     $ 145.08
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.57     $ 155.12     $ 158.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.27     $ 117.26     $ 128.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            1           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.94     $  81.41     $  87.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.18     $  89.62     $  95.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.17     $ 103.03     $ 104.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.76     $ 109.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09     $ 142.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33     $ 114.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34     $ 118.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.00     $ 196.10     $ 258.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 124.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 119.40
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 108.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                                                For the
                                                                                             years ending
                                                                                             December 31,
                                                                                           ------------------
                                                                                              2001     2002
--------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                           -------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.93     $ 144.19     $ 166.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------

Copyright 2006. AXA Equitable Life Insurance Company 1290 Avenue of the
                          Americas New York, NY 10104
                                 (212) 554-1234

All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.

EQUI-VEST(R)
Supplement dated May 22, 2006            AXA EQUITABLE LIFE INSURANCE COMPANY
to EQUI-VEST(R) Employer-Sponsored       1290 AVENUE OF THE AMERICAS
Retirement Programs Prospectus           NEW YORK, NEW YORK 10104
and Supplement Dated May 1, 2006


EQUI-VEST(R) TSA contracts (Series 200)* offered to Employees of certain non-profit organizations within the State of Oregon

--------------------------------------------------------------------------------

This Supplement modifies certain information contained in the Prospectus and Supplement to Prospectus dated May 1, 2006 ("Prospectus") for the EQUI-VEST(R) Employer-Sponsored Retirement Programs deferred variable annuity contracts issued by AXA Equitable Life Insurance Company ("AXA Equitable"). This Supplement should be read together with the Prospectus and Supplement. Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.

o WITHDRAWAL CHARGE. The withdrawal charge is waived; therefore all references in the prospectus to "withdrawal charge" or "10% free withdrawal amount" are deleted in their entirety.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.































                        FOR USE ONLY IN THE STATE OF OREGON
888-1392 (5/06)  Copyright 2006. AXA Equitable Life Insurance Company
                         1290 Avenue of the Americas      Cat. No. 136612 (5/06)
                               New York, NY 10104                         x01347
                                 (212) 554-1234
                  All rights reserved. EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance Company.